Debentures (Details 3)	12 Months Ended
Dec. 31, 2024
Copel Geracao e Transmissao SA [Member] | Debentures 5th Issue [Member]
Disclosure of subsidiaries [line items]
Annual financial ratio	Consolidated net debt / Consolidated EBITDADebt service coverage ratio (a)
Limit	≤ 3,5≥ 1,5
Copel Geracao e Transmissao SA [Member] | Debentures 6th Issue [Member]
Disclosure of subsidiaries [line items]
Annual financial ratio	Consolidated net debt / Consolidated EBITDADebt service coverage ratio (a)
Limit	≤ 3,5≥ 1,5
Copel Geracao e Transmissao SA [Member] | Debentures 7th Issue [Member]
Disclosure of subsidiaries [line items]
Annual financial ratio	Consolidated net debt / Consolidated EBITDADebt service coverage ratio (a)
Limit	≤ 3,5≥ 1,5
Copel Geracao e Transmissao SA [Member] | Debentures 8th Issue [Member]
Disclosure of subsidiaries [line items]
Annual financial ratio	Consolidated net debt / Consolidated EBITDADebt service coverage ratio (a)
Limit	≤ 3,5≥ 1,5
Copel Geracao e Transmissao SA [Member] | Debentures 9th Issue
Disclosure of subsidiaries [line items]
Annual financial ratio	Consolidated net debt / Consolidated EBITDADebt service coverage ratio (a)
Limit	≤ 3,5≥ 1,5
Copel DIS | Debentures 5th Issue [Member]
Disclosure of subsidiaries [line items]
Annual financial ratio	Consolidated net debt / Consolidated EBITDADebt service coverage ratio (a)
Limit	≤ 3,5≥ 1,5
Copel DIS | Debentures 6th Issue [Member]
Disclosure of subsidiaries [line items]
Annual financial ratio	Consolidated net debt / Consolidated EBITDADebt service coverage ratio (a)
Limit	≤ 3,5≥ 1,5
Copel DIS | Debentures 7th Issue [Member]
Disclosure of subsidiaries [line items]
Annual financial ratio	Consolidated net debt / Consolidated EBITDADebt service coverage ratio (a)
Limit	≤ 3,5≥ 1,5
Copel DIS | Debentures 8th Issue [Member]
Disclosure of subsidiaries [line items]
Annual financial ratio	Consolidated net debt / Consolidated EBITDADebt service coverage ratio (a)
Limit	≤ 3,5≥ 1,5
Copel DIS | Debentures 9th Issue
Disclosure of subsidiaries [line items]
Annual financial ratio	Consolidated net debt / Consolidated EBITDADebt service coverage ratio (a)
Limit	≤ 3,5≥ 1,5
Copel Servicos | Debentures 1st Issue [Member]
Disclosure of subsidiaries [line items]
Annual financial ratio	Consolidated net debt / Consolidated EBITDADebt service coverage ratio (a)
Limit	≤ 3,5≥ 1,5
Cutia [Member] | Debentures 1st Issue [Member]
Disclosure of subsidiaries [line items]
Annual financial ratio	Debt service coverage ratio (a)
Limit	≥ 1,2
Nova Asa Branca I [Member] | Debentures 2nd Issue [Member]
Disclosure of subsidiaries [line items]
Annual financial ratio	Debt service coverage ratio
Limit	≥ 1,3
Nova Asa Branca I I [Member] | Debentures 2nd Issue [Member]
Disclosure of subsidiaries [line items]
Annual financial ratio	Debt service coverage ratio
Limit	≥ 1,3
Nova Asa Branca III [member] | Debentures 2nd Issue [Member]
Disclosure of subsidiaries [line items]
Annual financial ratio	Debt service coverage ratio
Nova Eurus I V [Member] | Debentures 2nd Issue [Member]
Disclosure of subsidiaries [line items]
Annual financial ratio	Debt service coverage ratio
Limit	≥ 1,3
Ventos De Santo Uriel [Member] | Debentures 2nd Issue [Member]
Disclosure of subsidiaries [line items]
Annual financial ratio	Debt service coverage ratio
Limit	≥ 1,3